SUMMARY OF ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	14 years
Software [Member]
Finite-Lived Intangible Asset, Useful Life	3 years